FINANCIAL INSTRUMENTS - Realized and Unrealized Gains (Losses) on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains/losses	$ (10.6)	$ (4.0)
Unrealized gains/losses	(14.4)	0.1
DSU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gains/losses	1.0	0.0
Currency contracts | Forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains/losses	8.2	0.0
Unrealized gains/losses	0.0	0.0
Currency contracts | Zero-cost collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains/losses	8.6	2.8
Unrealized gains/losses	(6.0)	2.3
Commodity contracts | Forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains/losses	(29.1)	(6.8)
Unrealized gains/losses	(6.6)	(2.2)
Commodity contracts | Zero-cost collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains/losses	1.7	0.0
Unrealized gains/losses	$ (2.8)	$ 0.0